UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-02071

Exact Name of Registrant as Specified in Charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2014 - June 30, 2015

ITEM 1. PROXY VOTING RECORD.

=========================== Delaware Core Bond Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Delaware Corporate Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Delaware Diversified Floating Rate Fund ====================

CROWN CASTLE INTERNATIONAL CORP.

Ticker:       CCI            Security ID:  22822V200

Meeting Date: MAY 29, 2015   Meeting Type: Annual

Record Date:  MAR 30, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a    Elect Director P. Robert Bartolo        For       For          Management

1b    Elect Director Cindy Christy            For       For          Management

1c    Elect Director Ari Q. Fitzgerald        For       For          Management

1d    Elect Director Robert E. Garrison, II   For       For          Management

1e    Elect Director Dale N. Hatfield         For       For          Management

1f    Elect Director Lee W. Hogan             For       For          Management

1g    Elect Director John P. Kelly            For       For          Management

1h    Elect Director Robert F. McKenzie       For       For          Management

2     Ratify PricewaterhouseCoopers LLP as    For       For          Management

      Auditors

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

--------------------------------------------------------------------------------

INTELSAT SA

Ticker:       I              Security ID:  L5140P119

Meeting Date: JUN 18, 2015   Meeting Type: Special

Record Date:  APR 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Authorize Issuance of Equity or         For       Against      Management

      Equity-Linked Securities without

      Preemptive Rights

===================== Delaware Extended Duration Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Delaware High-Yield Opportunities Fund ====================

DIRECTV

Ticker:       DTV            Security ID:  25490A309

Meeting Date: SEP 25, 2014   Meeting Type: Special

Record Date:  JUL 29, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       For          Management

2     Advisory Vote on Golden Parachutes      For       For          Management

3     Adjourn Meeting                         For       For          Management

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

By:	Shawn Lytle
Name:	Shawn Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2015